FAIR VALUE MEASUREMENT - Estimated fair values of the corporation's financial instruments (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Securities available-for-sale, fair value	$ 345,718	$ 314,270
Carrying Amount
Financial assets
Cash and due from banks	23,443	17,927
Interest-bearing deposits in other banks	31,953	38,594
Federal funds sold	15,000	16,500
Federal Home Loan Bank and Federal Reserve bank stock	3,879
Securities available-for-sale, fair value	345,718	314,270
Securities held-to-maturity	31,755	35,214
Loans held for sale	2,456
Loans, net	558,350	508,602
Accrued interest receivable	4,060	4,095
Financial liabilities
Non-interest bearing deposits	169,136
Interest bearing deposits	763,713
Repurchase agreements	17,068
Deposits		856,430
Federal funds purchased and securities sold under agreements to repurchase		16,347
Advances from Federal Home Loan Bank	10,100	17,100
Accrued interest payable	754	878
Off-balance sheet credit related instruments:
Commitments to extend credit
Fair Value
Financial assets
Cash and due from banks		17,927
Interest-bearing deposits in other banks		38,594
Federal funds sold		16,500
Securities available-for-sale, fair value		314,270
Securities held-to-maturity		37,275
Loans, net		523,847
Accrued interest receivable		4,095
Financial liabilities
Deposits		858,775
Federal funds purchased and securities sold under agreements to repurchase		16,347
Advances from Federal Home Loan Bank		17,521
Accrued interest payable		878
Off-balance sheet credit related instruments:
Commitments to extend credit
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and due from banks	23,443
Interest-bearing deposits in other banks	31,953
Federal funds sold	15,000
Federal Home Loan Bank and Federal Reserve bank stock
Securities available-for-sale, fair value
Securities held-to-maturity
Loans held for sale	2,456
Loans, net
Accrued interest receivable
Financial liabilities
Non-interest bearing deposits	169,136
Interest bearing deposits
Repurchase agreements
Advances from Federal Home Loan Bank
Accrued interest payable
Off-balance sheet credit related instruments:
Commitments to extend credit
Significant Other Observable Inputs (Level 2)
Financial assets
Cash and due from banks
Interest-bearing deposits in other banks
Federal funds sold
Federal Home Loan Bank and Federal Reserve bank stock	3,879
Securities available-for-sale, fair value	345,718
Securities held-to-maturity	33,420
Loans held for sale
Loans, net
Accrued interest receivable	4,060
Financial liabilities
Non-interest bearing deposits
Interest bearing deposits	766,043
Repurchase agreements	17,068
Advances from Federal Home Loan Bank	10,215
Accrued interest payable	754
Off-balance sheet credit related instruments:
Commitments to extend credit
Significant Unobservable Inputs (Level 3)
Financial assets
Cash and due from banks
Interest-bearing deposits in other banks
Federal funds sold
Federal Home Loan Bank and Federal Reserve bank stock
Securities available-for-sale, fair value
Securities held-to-maturity
Loans held for sale
Loans, net	572,277
Accrued interest receivable
Financial liabilities
Non-interest bearing deposits
Interest bearing deposits
Repurchase agreements
Advances from Federal Home Loan Bank
Accrued interest payable
Off-balance sheet credit related instruments:
Commitments to extend credit